PRIMECAP ODYSSEY FUNDS

PRIMECAP ODYSSEY STOCK FUND (POSKX)
PRIMECAP ODYSSEY GROWTH FUND (POGRX)
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND (POAGX)
(collectively, the “Funds”)

Supplement dated June 17, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”) dated February 28, 2025

Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:
Regular Mail:
PRIMECAP Odyssey Funds
c/o U.S. Bank Global Fund Services
PO Box 219258
Kansas City, MO 64121-9258
Overnight Delivery:
PRIMECAP Odyssey Funds
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219258
Kansas City, MO 64105-1307
If you have any questions, please call the Funds at 1-800-729-2307.
Investors should retain this supplement for future reference.